Management Incentive Plan (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			9 Months Ended
	Mar. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 15, 2019	Dec. 31, 2018	Dec. 31, 2017
Management Incentive Plan
Stock compensation charge		$ 410		$ 0	$ 23,677	$ 0
Increase in additional paid in capital					$ 23,677
2014 Management Incentive Plan
Management Incentive Plan
Units outstanding							12,552,825	12,552,825	12,432,825
Stock compensation charge	$ 23,000		$ 23,000
Increase in additional paid in capital			$ 23,000